Offsetting financial assets and financial liabilities	12 Months Ended
Oct. 31, 2024
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Offsetting financial assets and financial liabilities

Note 29 Offsetting financial assets and financial liabilities
Offsetting within our Consolidated Balance Sheets may be achieved where financial assets and liabilities are subject to master netting arrangements that provide the currently enforceable right of offset and where there is an intention to settle on a net basis, or realize the assets and settle the liabilities simultaneously. For derivative contracts and repurchase and reverse repurchase arrangements, this is generally achieved when there is a market mechanism for settlement (e.g., central counterparty exchange or clearing house) which provides daily net settlement of cash flows arising from these contracts. Margin receivables and margin payables are generally offset as they settle simultaneously through a market settlement mechanism.
Amounts that do not qualify for offsetting include master netting arrangements that only permit outstanding transactions with the same counterparty to be offset in an event of default or occurrence of other predetermined events. Such master netting arrangements include the International Swaps and Derivatives Association Master Agreement or certain derivative exchange or clearing counterparty agreements for derivative contracts, global master repurchase agreements and global master securities lending agreements for repurchase, reverse repurchase and other similar secured lending and borrowing arrangements.
The amount of financial collateral received or pledged subject to master netting arrangements or similar agreements that do not qualify for offsetting refers to the collateral received or pledged to cover the net exposure between counterparties by enabling the collateral to be realized in an event of default or the occurrence of other predetermined events. C er
tain amounts of collateral are restricted from b
ei
ng sold or re-pledged unless there is an e
v
ent of
default
or the occurrence of other predetermined events.

The following tables provide the financial instrument amounts that have been offset on the Consolidated Balance Sheets and the amounts that do not qualify for offsetting but are subject to enforceable master netting arrangements or similar agreements. The amounts presented are not intended to represent our actual exposure to credit risk.
Financial instruments subject to enforceable master netting arrangements or similar agreements

	As at October 31, 2024
	Amounts subject to enforceable netting arrangements
				Related amounts not offset on the Consolidated Balance Sheets (1)

(Millions of Canadian dollars)	Gross amounts of recognized financial instruments	Gross amounts offset on the Consolidated Balance Sheets	Net amounts presented in the Consolidated Balance Sheets	Impact of master netting agreements	Financial collateral (2)	Net amounts	Amounts not subject to enforceable netting arrangements	Net amounts presented on the Consolidated Balance Sheets
Financial assets
Assets purchased under reverse repurchase agreements and securities borrowed	$495,881	$145,078	$350,803	$112	$349,044	$1,647	$–	$350,803
Derivative assets	145,420	1,568	143,852	105,433	16,806	21,613	6,760	150,612
Other financial assets	2,940	527	2,413	58	288	2,067	–	2,413
	$644,241	$147,173	$497,068	$105,603	$366,138	$25,327	$6,760	$503,828
Financial liabilities
Obligations related to assets sold under repurchase agreements and securities loaned	$450,399	$145,078	$305,321	$112	$302,779	$2,430	$–	$305,321
Derivative liabilities	151,564	1,568	149,996	105,433	17,727	26,836	13,767	163,763
Other financial liabilities	1,941	527	1,414	58	–	1,356	–	1,414
	$603,904	$147,173	$456,731	$105,603	$320,506	$30,622	$13,767	$470,498

	As at October 31, 2023
	Amounts subject to enforceable netting arrangements
				Related amounts not offset on the Consolidated Balance Sheets (1)

(Millions of Canadian dollars)	Gross amounts of recognized financial instruments	Gross amounts offset on the Consolidated Balance Sheets	Net amounts presented in the Consolidated Balance Sheets	Impact of master netting agreements	Financial collateral (2)	Net amounts	Amounts not subject to enforceable netting arrangements	Net amounts presented on the Consolidated Balance Sheets
Financial assets
Assets purchased under reverse repurchase agreements and securities borrowed	$436,617	$96,676	$339,941	$201	$336,112	$3,628	$250	$340,191
Derivative assets	138,318	1,544	136,774	89,889	22,310	24,575	5,676	142,450
Other financial assets	3,306	443	2,863	19	421	2,423	–	2,863
	$578,241	$98,663	$479,578	$90,109	$358,843	$30,626	$5,926	$485,504
Financial liabilities
Obligations related to assets sold under repurchase agreements and securities loaned	$427,330	$96,676	$330,654	$201	$325,674	$4,779	$4,584	$335,238
Derivative liabilities	132,770	1,544	131,226	89,889	17,340	23,997	11,403	142,629
Other financial liabilities	1,475	443	1,032	19	–	1,013	–	1,032
	$561,575	$98,663	$462,912	$90,109	$343,014	$29,789	$15,987	$478,899

(1)	Financial collateral is reflected at fair value. The financial instrument amounts and financial collateral disclosed are limited to the net balance sheet exposure, and any over-collateralization is excluded from the table.
(2)
Includes cash collateral of $14 billion (October 31, 2023 – $
17
billion) and non-cash collateral of $352 billion (October 31, 2023 – $
342 billion) received for financial assets and cash collateral of $14 billion (October 31, 2023 – $15 billion) and non-cash collateral of $307 billion (October 31, 2023 – $
328 billion) pledged for financial liabilities.